ACQUISITION (Schedule of Future Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Future amortization expense:
2014	$ 1,580
2015	1,583
2016	1,601
2017	1,620
2018	1,640
2019	1,660
2020	1,681
2021	1,703
2022-2023	$ 621